INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Schedule of long term investments

Long-term Investments

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Carrying amount of equity investments without readily determinable fair value	47,129	44,044	6,750
Carrying amount of equity method investments	105,825	55,928	8,571
Carrying amount of long-term investments	152,954	99,972	15,321

Equity investments - without readily determinable fair value

Equity investments - without readily determinable fair value consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Equity investments without readily determinable fair value
Private companies	50,603	48,810	7,480
Limited partnerships	22,479	20,342	3,118
Cost of equity investments without readily determinable fair value	73,082	69,152	10,598
Impairment on equity investments without readily determinable fair value	(25,953)	(25,108)	(3,848)
Carrying amount of Equity investments without readily determinable fair value	47,129	44,044	6,750

Equity method investments consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Equity Method Investments
Private company	9,000	9,000	1,379
Listed company	302,843	283,252	43,410
Limited partnership	14,385	12,380	1,897
Cost of equity method investments	326,228	304,632	46,686
Impairment on equity investment	(187,412)	(206,522)	(31,651)
Loss from equity method investment	(32,991)	(42,182)	(6,464)
Carrying amount of equity method investments	105,825	55,928	8,571